Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) (USD $)	0 Months Ended	12 Months Ended														3 Months Ended	12 Months Ended						0 Months Ended				1 Months Ended		12 Months Ended	0 Months Ended			1 Months Ended
	Feb. 17, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 19, 2013	Sep. 30, 2013	Aug. 30, 2013	Aug. 30, 2013 Additional Financing [Member] Series B Preferred Stock [Member]	May 13, 2013 Additional Financing [Member] Series B Preferred Stock [Member]	Jan. 24, 2013 Additional Financing [Member] Series B Preferred Stock [Member]	Oct. 18, 2012 Additional Financing [Member] Series B Preferred Stock [Member]	Aug. 30, 2013 Additional Financing [Member] Series C Preferred Stock [Member]	May 13, 2013 Additional Financing [Member] Series C Preferred Stock [Member]	Jan. 24, 2013 Additional Financing [Member] Series C Preferred Stock [Member]	Nov. 02, 2012 Additional Financing [Member] Series C Preferred Stock [Member]	Aug. 30, 2013 Additional Financing [Member] Series D Preferred Stock [Member]	Sep. 30, 2013 Securities Pledged as Collateral [Member] Series D Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] First Year [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] Second Year and Thereafter [Member]	Aug. 30, 2013 Series B Preferred Stock [Member]	May 13, 2013 Series B Preferred Stock [Member]	Jan. 24, 2013 Series B Preferred Stock [Member]	Oct. 18, 2012 Series B Preferred Stock [Member]	May 13, 2013 Series C Preferred Stock [Member]	Jan. 24, 2013 Series C Preferred Stock [Member]	Nov. 02, 2012 Series C Preferred Stock [Member]	Oct. 18, 2012 Series C Preferred Stock [Member]	Aug. 30, 2013 Series C Preferred Stock [Member]	Jan. 24, 2013 Series C Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	May 13, 2013 Series D Preferred Stock [Member]	Mar. 21, 2013 Series D Preferred Stock [Member]	Feb. 15, 2013 Series D Preferred Stock [Member]	Aug. 30, 2013 Series D Preferred Stock [Member]	May 13, 2013 Series D Preferred Stock [Member] Maximum [Member]	Feb. 15, 2013 Series D Preferred Stock [Member] Maximum [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Number of Equity Units Sold During Period	4,000
Equity Units Sold During Period, Price Per Unit (in Dollars per share)	$ 900
Proceeds from Issuance or Sale of Equity (in Dollars)	$ 3,600,000
Payments of Stock Issuance Costs (in Dollars)	532,000	91,981	228,180
Preferred Stock, Dividend Rate, Percentage																	4.00%	8.00%											8.00%
Preferred Stock, Number of Shares Designated as Preferred Stock																										1,750
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																										$ 0.001
Preferred Stock, Stated Value (in Dollars per share)																										$ 1,000						$ 1,000
Share Price (in Dollars per share)																								$ 0.05	$ 0.08	$ 0.155		$ 0.05
Debt Covenants, Maximum Indebtedness Amount (in Dollars)																													5,000,000
Securities Purchase Agreement, Maximum Number of Shares Issued																										1,245						1,180
Securities Purchase Agreement, Maximum Aggregate Proceeds from Issuance of Preferred Stock (in Dollars)																										1,245,000						1,000,000
Preferred Stock, Number of Shares Issued During Period																								75	350	750				583	167	150
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)																								75,000	350,000	750,000				175,000	100,000	150,000
Convertible Preferred Stock, Shares Issued upon Conversion							21,020,232				4,333,350													1,500,000	4,375,000			1,500,000
Convertible Preferred Stock, Conversion Price (in Dollars per share)							$ 0.02	$ 0.05	$ 0.05				$ 0.05	$ 0.08	$ 0.02				$ 0.03	$ 0.03	$ 0.08		$ 0.03	$ 0.08	$ 0.155			$ 0.08		$ 0.03			$ 0.10
Preferred Stock, Shares Outstanding												260								467			87		750								930
Preferred Stock, Shares Issued																50								720	362,903			720					147
Preferred Stock, Convertible, Conversion Price Floor (in Dollars per share)										$ 0.01												$ 0.10
Redeemable Preferred Stock Dividends (in Dollars)		875,304	362,903																				104,000				36,000	270,000					465,077
Securities Purchase Agreement, Maximum Multiplication Number																																		3.34	1.67
Common Stock, Shares, Issued		116,339,293	26,924,643									260
Convertible Notes Payable (in Dollars)		442,084		250,000		200,000																											200,000
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)					500,000
Debt Instrument, Collateral Fee (in Dollars)																$ 50,000